Interim condensed consolidated statement of financial position - COP ($) $ in Billions	Jun. 30, 2026	Dec. 31, 2025
Current Assets
Cash and cash equivalents	$ 8,745	$ 10,694
Trade and other receivables	20,251	14,880
Inventories	10,576	8,609
Other financial assets	2,447	1,838
Current tax assets	14,580	14,514
Other assets	2,993	2,910
Total current assets	59,592	53,445
Non-current assets
Trade and other receivables	36,086	35,130
Other financial assets	1,362	1,458
Investments in associates and joint ventures	7,998	8,048
Property, plant, and equipment	103,990	106,104
Natural and environmental resources	47,860	48,407
Right-of-use assets	1,094	994
Intangible assets	13,018	14,041
Non-current tax assets	5,429	8,069
Goodwill	4,671	4,832
Other assets	1,695	1,692
Total non-current assets	223,203	228,775
Total assets	282,795	282,220
Current liabilities
Loans and borrowings	11,063	10,080
Trade and other payables	19,561	15,759
Provisions for employee benefits	3,054	3,481
Current tax liabilities	3,073	2,368
Accrued liabilities and provisions	1,284	1,647
Other liabilities	1,395	1,179
Total current liabilities	39,430	34,514
Non-current liabilities
Loans and borrowings	93,855	99,120
Provisions for employee benefits	10,442	10,472
Non-current tax liabilities	14,440	14,808
Accrued liabilities and provisions	15,214	14,801
Other liabilities	1,477	1,766
Total non-current liabilities	135,428	140,967
Total liabilities	174,858	175,481
Equity
Subscribed and paid in capital	25,040	25,040
Additional paid-in capital	6,608	6,608
Reserves	34,345	30,292
Accumulated other comprehensive income	9,352	11,752
Retained earnings	8,006	7,691
Equity attributable to owners of the parent	83,351	81,383
Non-controlling interest	24,586	25,356
Total equity	107,937	106,739
Total liabilities and equity	$ 282,795	$ 282,220